Fair Value of Financial Assets and Liabilities - Schedule of Impacts on the Portfolio of a Recalibration (Detail) - Basis TAB [member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
TAB 30	$ 98	$ 116
TAB 90	4	26
TAB 180	39	50
TAB 360		3
Totals	141	195
CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
TAB 180	18	21
TAB 360	4	5
Totals	$ 22	$ 26